Share-based plans - New incentive bonus plan (Details) - New incentive bonus plan, share-based component - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based plans
Vesting period	3 years
Share-based compensation	€ 0	€ 2,623	€ 3,414